Label	Element	Value
SkyBridge Dividend Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SKYBRIDGE DIVIDEND VALUE FUND
Supplement [Text Block]	cik0001388485_SupplementTextBlock

SKYBRIDGE DIVIDEND VALUE FUND

Class A Shares

Class C Shares

Class I Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated April 5, 2018 to the SkyBridge Dividend Value Fund’s (the “Fund”) Prospectus dated September 1, 2017, as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the performance table and accompanying footnotes with respect to the Fund under the heading “Average Annual Total Returns” in the Fund Summary section of the Fund’s Prospectus on pages 3 and 4 are deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.

Performance Closing [Text Block]	cik0001388485_PerformanceTableClosingSupplementTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SkyBridge Dividend Value Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class I Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2014
SkyBridge Dividend Value Fund | Class A Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2014
SkyBridge Dividend Value Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2014
SkyBridge Dividend Value Fund | Class C Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2014

[1]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[2]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.